Line of Credit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Aug. 31, 2020
Line of Credit (Details) [Line Items]
Interest rate	1.25%
Line of credit bears interest rate, percentage	4.50%	6.00%
Aggregate amount of credit facility	$ 8,800,000
Outstanding balance on the line of credit	$ 1,200,000	$ 3,200,000
Line of credit, description	The financial covenant required a Fixed Charge Ratio of not less than 1.2 to 1.0 as of each month-end, determined on a trailing 12-month basis, with “Fixed Charge Ratio” defined as (a) EBITDA (net income before interest expense, taxes, depreciation and amortization) less cash paid for income taxes, owner distributions, earnout payments and all unfinanced capital expenditures, divided by (b) the aggregate of principal and interest payments, and all other fees, costs and expenses paid or payable to PWBF related to the promissory note.
Fees paid to secure lines of credit	$ 40,000	$ 215,000
Minimum [Member]
Line of Credit (Details) [Line Items]
Line of credit			$ 7,250,000	$ 7,250,000
Maximum [Member]
Line of Credit (Details) [Line Items]
Line of credit			$ 10,000,000	$ 10,000,000